Description of business and summary of significant accounting policies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Description of business and summary of significant accounting policies

Note 1. Description of business and summary of significant accounting policies:

Overview

MIRA Pharmaceuticals, Inc. (“MIRA” or the “Company” and formerly known as MIRA1a Therapeutics, Inc.) was formed in September 2020 and is a Florida-based pre-clinical-stage pharmaceutical development company with two neuroscience programs targeting a broad range of neurologic and neuropsychiatric disorders. The Company’s novel oral pharmaceutical marijuana, MIRA1a, is currently under investigation for treating adult patients suffering from anxiety and cognitive decline, often associated with early-stage dementia. MIRA1a, if approved by the FDA, could mark a significant advancement in addressing various neuropsychiatric, inflammatory, and neurologic diseases and disorders.

The Company has an exclusive licensing agreement for Ketamir-2, a unique, patent pending novel oral ketamine analog under investigation to potentially deliver ultra-rapid antidepressant effects, providing hope for individuals battling treatment-resistant depression (TRD) and major depressive disorder with suicidal ideation (MDSI).

The U.S. Drug Enforcement Administration (DEA)’s scientific review of MIRA1a and Ketamir-2 concluded that neither would be considered a controlled substance or listed chemical under the Controlled Substances Act (CSA) and its governing regulations.

Substantive operations began in late 2020 and the Company’s Investigative New Drug application is anticipated to be filed with the U.S. Food and Drug Administration (“FDA”) end of third quarter 2024. The Company owns U.S. Patent 10,787,675 B2, titled “Purified Synthetic Marijuana and Methods of Treatment by Administering Same,” which covers the MIRA1a compound as a new molecular entity as well as pharmaceutical formulations of the compound and methods of treating Alzheimer’s disease, anxiety, depression, and addictions.

The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America (“GAAP”).

As used herein, the Company’s Common Stock, par value $0.0001 per share, is referred to as the “Common Stock” and the Company’s preferred stock, par value $0.0001 per share, is referred to as the “Preferred Stock”.

Initial Public Offering

On August 7, 2023, the Company closed its initial public offering consisting of 1,275,000 shares at a price of $7.00 per share for approximately $8.9 million in gross proceeds. After deducting the underwriting commission and other deferred offering expenses totaling $1.2 million, the net proceeds to the Company were $7.7 million (the “IPO”).

The shares were offered and sold pursuant to the Company’s Registration Statement on Form S-1, as amended (File No. 333-273024), originally filed with the Securities and Exchange Commission (the “SEC”) on June 29, 2023 (the “Registration Statement”) and the final quarterly report filed with the Commission pursuant to Rule 424(b)(4) of the Securities Act of 1933, as amended. The Registration Statement was declared effective by the Commission on August 2, 2023. The common stock began trading on The Nasdaq Capital Market on August 3, 2023 under the symbol “MIRA”. The closing of the IPO occurred on August 7, 2023.

As of the completion of the IPO, among other things, certain of the Company’s then-outstanding convertible debt was converted into shares of common stock. See Note 5 for more information.

Income taxes

The Company is taxed as a C corporation. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases. Deferred tax assets are recognized for temporary differences that will result in deductible amounts in future years and for loss carryovers. A valuation allowance is recognized regarding deferred tax assets, if any, if it is more likely than not that some portion of the deferred tax asset will not be realized.

Research and development expenses

Research and development costs are expensed in the period in which they are incurred and include the expenses paid to third parties, such as contract research organizations and consultants, who conduct research and development activities on behalf of the Company. Patent-related costs, including registration costs, documentation costs and other legal fees associated with the application, are expensed in the period in which they are incurred.

Leases

The Company accounts for leases under the provisions of FASB ASC Topic 842, “Leases”, which requires the Company to recognize right-to-use (ROU) assets and lease liabilities for operating leases on the balance sheet.

Use of estimates

The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results may differ from such estimates and such differences could be material.

Cash

The Company maintains cash balances with financial institutions that management believes are of high credit quality. The Company’s cash account at times may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk from its cash account.

Stock-based compensation

The Company accounts for stock-based compensation under the provisions of FASB ASC 718, “Compensation - Stock Compensation”, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees, directors and consultants based on estimated fair values on the grant date. The Company estimates the fair value of stock-based awards on the date of grant using the Black-Scholes model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods using the straight-line method. The Company has elected to account for forfeiture of stock-based awards as they occur.

Fair Value of Financial Instruments

The Company measures the fair value of financial instruments in accordance with GAAP which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

GAAP defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company considers the carrying amount of deferred offering costs to approximate fair value due to short-term nature of this instrument. GAAP describes three levels of inputs that may be used to measure fair value:

Level 1 – quoted prices in active markets for identical assets or liabilities.

Level 2 – quoted prices for similar assets and liabilities in active markets or inputs that are observable.

Level 3 – inputs that are unobservable (for example cash flow modeling inputs based on assumptions).

Note 1. Description of business and summary of significant accounting policies:

Overview

MIRA Pharmaceuticals, Inc. (“MIRA” or the “Company” and formerly known as MIRA1a Therapeutics, Inc.) was formed in September 2020 and is a Florida-based pre-clinical-stage pharmaceutical development company with two neuroscience programs targeting a broad range of neurologic and neuropsychiatric disorders. The Company’s novel oral pharmaceutical marijuana, MIRA1a, is currently under investigation for treating adult patients suffering from anxiety and cognitive decline, often associated with early-stage dementia. MIRA1a, if approved by the FDA, could mark a significant advancement in addressing various neuropsychiatric, inflammatory, and neurologic diseases and disorders.

The Company has an exclusive licensing agreement for Ketamir-2, a unique, patent pending novel oral ketamine analog under investigation to potentially deliver ultra-rapid antidepressant effects, providing hope for individuals battling treatment-resistant depression (TRD) and major depressive disorder with suicidal ideation (MDSI).

The U.S. Drug Enforcement Administration (DEA)’s scientific review of MIRA1a and Ketamir-2 concluded that neither would be considered a controlled substance or listed chemical under the Controlled Substances Act (CSA) and its governing regulations.

Substantive operations began in late 2020 and the Company’s Investigative New Drug application is anticipated to be filed with the U.S. Food and Drug Administration (“FDA”) end of first quarter 2024. The Company owns U.S. Patent 10,787,675 B2, titled “Purified Synthetic Marijuana and Methods of Treatment by Administering Same,” which covers the MIRA1a compound as a new molecular entity as well as pharmaceutical formulations of the compound and methods of treating Alzheimer’s disease, anxiety, depression, and addictions. Foreign patent applications covering MIRA1a, and its therapeutic uses are pending in Australia, Canada, China, Europe, Israel, Japan, and South Korea.

The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America (“GAAP”).

As used herein, the Company’s Common Stock, par value $0.0001 per share, is referred to as the “Common Stock” and the Company’s preferred stock, par value $0.0001 per share, is referred to as the “Preferred Stock”.

Pending transactions

The Company is in the process of preparing for an initial public offering and expects to be listed under the NASDAQ symbol “MIRA.” The transaction is expected to be complete in second half of 2023. The Company incurred $0.04 million and $0.1 million of legal costs, during the years ended December 31, 2022 and December 31, 2021, respectively, associated with the offering, which have been recorded as deferred offering costs in the accompanying balance sheets. These deferred offering costs will be derecognized as a reduction in offering proceeds when the offering closes. However, there can be no guarantees that the Company will be successful in completing the proposed transaction and ultimately listing on the NASDAQ.

Income taxes

The Company is a C corporation. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases. Deferred tax assets are recognized for temporary differences that will result in deductible amounts in future years and for loss carryovers. A valuation allowance is recognized regarding deferred tax assets, if any, if it is more likely than not that some portion of the deferred tax asset will not be realized.

MIRA Pharmaceuticals, Inc.

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2022, AND DECEMBER 31, 2021

Research and development expenses

Research and development costs are expensed in the period in which they are incurred and include the expenses paid to third parties, such as contract research organizations and consultants, who conduct research and development activities on behalf of the Company.

Use of estimates

The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results may differ from such estimates and such differences could be material.

Cash

The Company maintains cash balances with financial institutions that management believes are of high credit quality. The Company’s cash account at times may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk from its cash account.

Stock-based compensation

The Company accounts for stock-based compensation under the provisions of FASB ASC 718, “Compensation - Stock Compensation”, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees, directors and consultants based on estimated fair values on the grant date. The Company estimates the fair value of stock-based awards on the date of grant using the Black-Scholes model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods using the straight-line method. The Company has elected to account for forfeiture of stock-based awards as they occur.

Change in Accounting Principle

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which supersedes existing guidance for accounting for leases under Topic 840, Leases. The FASB also subsequently issued additional ASUs which amend and clarify Topic 842. The most significant change in the new leasing guidance is the requirement to recognize right-to-use (ROU) assets and lease liabilities for operating leases on the balance sheet.

The Company adopted these ASUs effective January 1, 2022 using the modified retrospective approach. As a result of adopting these ASUs, the Company recorded ROU assets and lease liabilities of approximately $1.0 million and $0.4 million, respectively. Adoption of the new standard did not materially impact the Company’s net income and had no impact on cash flows.